Note 29 - Treasury Shares Shares Owned By Third Parties But Managed (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares Owned By Third Parties But Managed By The Group Abstract
Number Of Shares Owned By Third Parties	23,807,398	25,306,229	34,597,310
Percentage Share Capital	0.36%	0.38%	0.52%